Related party transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Related Party Transaction [Line Items]
Number of options granted	2,550,000	2,675,000
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $	$ 80,874	$ 53,829
Director and Officer [Member] | Stock Option One [Member]
Related Party Transaction [Line Items]
Number of options granted	900,000	400,000
Shares issued, price per share | (per share)	$ 0.39	$ 0.39	$ 0.50	$ 0.50
Director and Officer [Member] | Stock Option Two [Member]
Related Party Transaction [Line Items]
Number of options granted		400,000
Shares issued, price per share | (per share)		$ 0.80		$ 1.02